GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of total revenues and real estate property
	2015		2014		2013
		Real estate		Real estate		Real estate
	Total revenues	property, net	Total revenues	property, net	Total revenues	property, net

Switzerland	$12,503	$165,371	$12,830	$166,921	$12,973	$187,990
Germany	1,914	30,820	-	-	-	-
United States	856	18,649	1,108	18,283	738	21,771

	$15,273	$214,840	$13,938	$185,204	$13,711	$209,761